Financial liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of financial liabilities [abstract]
Disclosure of Financial Liabilities
Financial liabilities consist of the following:

	Yen in millions
			Non-cash changes
	Transition date April 1, 2019	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2020
Current liabilities
Short-term debt	5,366,876	279,033	—	—	(217,633)	—	(132,828)	5,295,448
Current portion of long-term debt	4,247,655	(4,421,058)	—	4,749,465	28,316	—	(36,238)	4,568,140
Current portion of long-term lease liabilities	87,282	(35,855)	—	30,508	(354)	—	(38,415)	43,166

Current liabilities	9,701,813	(4,177,880)	—	4,779,973	(189,672)	—	(207,481)	9,906,755

Non-current liabilities
Long-term debt	10,538,007	5,690,569	—	(4,749,465)	(724,879)	—	(84,631)	10,669,599
Long-term lease liabilities	306,398	—	152,870	(30,508)	(1,778)	—	(161,103)	265,879
Class share	497,910	—	—	—	—	—	830	498,740

Non-current liabilities	11,342,315	5,690,569	152,870	(4,779,973)	(726,657)	—	(244,905)	11,434,219

Total	21,044,128	1,512,689	152,870	—	(916,328)	—	(452,385)	21,340,973

Derivatives	95,895	(19,567)	—	—	(3,627)	110,025	—	182,726

	Yen in millions
			Non-cash changes
	As of April 1, 2020	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2021
Current liabilities
Short-term debt	5,295,448	(1,038,438)	—	—	220,056	—	(137,175)	4,339,890
Current portion of long-term debt	4,568,140	(5,371,616)	—	8,421,718	—	—	(33,905)	7,584,337
Current portion of long-term lease liabilities	43,166	(44,760)	—	30,299	991	—	17,424	47,120
Class share	—	—	—	240,712	—	—	—	240,712

Current liabilities	9,906,755	(6,454,814)	—	8,692,730	221,047	—	(153,657)	12,212,060

Non-current liabilities
Long-term debt	10,669,599	9,914,667	—	(8,421,718)	963,179	—	8,076	13,133,804
Long-term lease liabilities	265,879	—	114,394	(30,299)	4,266	—	(40,468)	313,771
Class share	498,740	(258,451)	—	(240,712)	—	—	424	—

Non-current liabilities	11,434,219	9,656,216	114,394	(8,692,730)	967,445	—	(31,968)	13,447,575

Total	21,340,973	3,201,402	114,394	—	1,188,491	—	(185,625)	25,659,635

Derivatives	182,726	(44,563)	—	—	55	(135,007)	—	3,211

Disclosure of Short Term Debt
The breakdown of “Short-term debt” is as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Short-term debt
(Principally from bank)
[Weighted average interest rate
2019 2.11%
2020 2.01%
2021 1.37%]	1,490,332	1,188,652	1,109,904
Commercial paper
[Weighted average interest rate
2019 2.28%
2020 1.50%
2021 0.16%]	3,876,544	4,106,796	3,229,986

	5,366,876	5,295,448	4,339,890

Disclosure of Long Term Debt
The breakdown of “Long-term debt” is as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Unsecured loans
(Principally from bank)
[2019
Weighted average interest 2.78%
Due 2019 to 2041
2020
Weighted average interest 2.36%
Due 2020 to 2041
2021
Weighted average interest 1.40%
Due 2021 to 2042]	3,440,815	3,713,230	5,582,426
Secured loans
(Principally financial receivables securitization)
[2019
Weighted average interest 2.47%
Due 2019 to 2026
2020
Weighted average interest 1.98%
Due 2020 to 2034
2021
Weighted average interest 1.25%
Due 2021 to 2034]	1,840,204	1,983,976	3,233,353
Medium-term notes of consolidated subsidiaries
[2019
Weighted average interest 2.46%
Due 2019 to 2048
2020
Weighted average interest 2.05%
Due 2020 to 2048
2021
Weighted average interest 1.56%
Due 2021 to 2048]	7,372,550	7,442,590	9,209,453
Unsecured bonds of the parents
[2019
Weighted average interest 1.84%
Due 2019 to 2037
2020
Weighted average interest 1.85%
Due 2020 to 2037
2021
Weighted average interest 1.40%
Due 2021 to 2037]	511,980	650,905	1,161,938
Unsecured bonds of consolidated subsidiaries
[2019
Weighted average interest 2.12%
Due 2019 to 2031
2020
Weighted average interest 1.69%
Due 2020 to 2031
2021
Weighted average interest 1.57%
Due 2021 to 2028]	1,566,994	1,412,412	1,495,976
Secured bonds of consolidated subsidiaries
[2019
Weighted average interest 7.78%
Due 2019 to 2022
2020
Weighted average interest 7.52%
Due 2020 to 2023
2021
Weighted average interest 6.34%
Due 2022 to 2024]	53,120	34,626	34,996

	14,785,662	15,237,740	20,718,142
Less - Current portion due within one year	(4,247,655)	(4,568,140)	(7,584,337)

	10,538,007	10,669,599	13,133,804

Disclosure of Asset Pledged as Collateral
The breakdown of assets pledged as collateral mainly for loans of consolidated subsidiaries is as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Property, plant and equipment	641,465	644,368	754,132
Other assets	1,936,680	2,010,548	3,278,448

Total	2,578,145	2,654,916	4,032,580